February 7, 2014

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Jeffrey P. Riedler, Assistant Director
Scot Foley, Staff Attorney

Re:	Ignyta, Inc.
Registration Statement on Form S-1
Filed December 19, 2013
File No. 333-192956

Dear Mr. Riedler:

This letter is in response to the comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in the Staff’s comment letter to the Company dated January 8, 2014, with respect to the Registration Statement on Form S-1 (File No. 333-192956) filed by Ignyta, Inc. (the “Company”) on December 19, 2013 (the “Form S-1”). For convenience, the text of each of the Staff’s comments appears in boldface type in this letter, with the Company’s response immediately following each comment in regular type.

General

1.	A review of the Current Report on Form 8-K you filed on November 1 is currently underway. We will not be in a position to take your filing effective until such time as all comments relating to this review have been resolved.

Response:

The Company acknowledges the Staff’s comment.

2.	We further note that you have submitted an application for confidential treatment that is currently pending. All comments relating to this application, if any, must similarly be resolved prior to your submitting a request for acceleration.

Response:

The Company acknowledges the Staff’s comment.

3.	As there is no market for your common stock at this time, please amend your registration statement to indicate a price at which your shares will be sold until such time as a market develops. You should revise the cover page of the prospectus, the “Plan of Distribution” section and elsewhere as may be appropriate.

Response:

The Company’s common stock has commenced thin trading in the over-the-counter markets where it is quoted for trading since the initial filing of the Form S-1. As a result, in response to the Staff’s comment, the Company has revised the cover page of the Form S-1 to reflect the most recent bid price for the Company’s common stock as quoted by those quotation systems, and has included the disclosure set forth below in the Form S-1 under the heading “Plan of Distribution.”

“The shares of common stock may be sold in one or more transactions, which may involve crosses or block transactions, and may be sold on any national securities exchange or quotation service on which our common stock may be listed or quoted at the time of sale, in the over-the-counter market, or in transactions otherwise than on these exchanges or systems. As of the date of this prospectus, our common stock is quoted for trading on the OTCQB and the OTCBB and, for so long as our common stock continues to be quoted for trading in those venues, we expect that sales made in the over-the-counter market will likely be effected through those quotation systems. As of February 6, 2014, the last reported bid price for our common stock on the OTCQB was $10.10 per share, and as such represented the market price for our common stock as of that date. However, as described under the heading “Risk Factors” in this prospectus, our common stock is currently very thinly traded and its market price is subject to a high degree of volatility. Further, sales of the common stock to be registered hereunder could be made at prevailing market prices at the time of the sale, at fixed prices, at negotiated prices, or at varying prices determined at the time of sale. As a result, we cannot know the price at which any of our common stock to be registered hereunder may ultimately be sold by the holders thereof.”

Executive Compensation, page 113

4.	Please update all of your executive compensation information to include compensation for the calendar year ended on December 31, 2013.

Response:

In response to the Staff’s comment, the Company has revised its executive compensation disclosure to include compensation earned by the Company’s named executive officers and directors for services performed for the Company during the its fiscal year ended December 31, 2013.

* * * * * * *

We appreciate your time and attention to the responses to the Staff’s comments set forth in this letter and in Amendment No. 1 to the Form S-1, filed with the Commission on the date hereof. Please direct any comments or inquiries regarding the foregoing to me at (858) 255-5959 (telephone) or jl@ignyta.com (e-mail), or to Zachary Hornby, Chief Financial Officer and Vice President of Corporate Development, at (858) 255-5959 (telephone) or zh@ignyta.com (e-mail).

Very truly yours,

/s/ Jonathan Lim, M.D.
Name: Jonathan Lim, M.D.
Title: President and Chief Executive Officer

cc:	Jay de Groot, Esq., Morrison & Foerster LLP
Steven G. Rowles, Esq., Morrison & Foerster LLP
Lisa Abbot, Esq., Morrison & Foerster LLP

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